Document and Entity Information	0 Months Ended
May 21, 2015
Risk/Return:
Document Type	497
Document Period End Date	May 21, 2015
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	May 21, 2015
Document Effective Date	May 21, 2015
Prospectus Date	Nov. 24, 2014
Class A, C, Y Prospectus | PACE Alternative Strategies Investments | Class A
Risk/Return:
Trading Symbol	PASIX
Class A, C, Y Prospectus | PACE Alternative Strategies Investments | Class C
Risk/Return:
Trading Symbol	PASOX
Class A, C, Y Prospectus | PACE Alternative Strategies Investments | Class Y
Risk/Return:
Trading Symbol	PASYX
Class P Prospectus | PACE Alternative Strategies Investments | Class P
Risk/Return:
Trading Symbol	PASPX